Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Trade payables in the opening balance	€ 6,527	€ 6,214	€ 6,231
Business related variations	189	413	78
Changes in the scope of consolidation	18	(9)	134
Translation adjustment	1	(56)	(116)
Reclassifications and other items	1	(35)	(113)
Reclassification to assets held for sale	0	0	0
Trade payables in the closing balance	€ 6,736	€ 6,527	€ 6,214